Aptus Defined Risk ETF
Schedule of Investments
January 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 92.4%		Shares	Value
Investment Grade Corporate Bonds - 92.4%
Invesco BulletShares 2028 Corporate Bond ETF		1,562,229	$31,557,026
Invesco BulletShares 2029 Corporate Bond ETF		2,671,782	49,107,353
Invesco BulletShares 2030 Corporate Bond ETF (a)		6,928,082	113,759,107
Invesco BulletShares 2031 Corporate Bond ETF (a)		7,063,836	113,869,036
Invesco BulletShares 2032 Corporate Bond ETF (a)		4,833,929	97,355,330
iShares iBonds Dec 2027 Term Corporate ETF		2,261,447	54,455,644
iShares iBonds Dec 2028 Term Corporate ETF		2,177,306	54,563,288
iShares iBonds Dec 2029 Term Corporate ETF		4,408,781	101,181,524
iShares iBonds Dec 2030 Term Corporate ETF (a)		4,555,686	97,856,135
iShares iBonds Dec 2031 Term Corporate ETF (a)		5,574,695	114,281,248
iShares iBonds Dec 2032 Term Corporate ETF (a)		3,735,299	92,224,532
iShares iBonds Dec 2033 Term Corporate ETF (a)		2,938,172	74,174,152
			994,384,375

PURCHASED OPTIONS - 6.0%(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 5.3%			$–
Amazon.com, Inc., Expiration: 03/21/2025; Exercise Price: $250.00	$166,376,000	7,000	5,057,500
Amgen, Inc., Expiration: 06/20/2025; Exercise Price: $300.00 (e)	285,420,000	10,000	11,325,000
Freeport-McMoRan, Inc., Expiration: 06/20/2025; Exercise Price: $45.00	125,475,000	35,000	2,887,500
iShares 20+ Year Treasury Bond ETF, Expiration: 02/21/2025; Exercise Price: $93.00	263,280,000	30,000	300,000
Johnson & Johnson, Expiration: 06/20/2025; Exercise Price: $155.00	182,580,000	12,000	5,730,000
Microsoft Corporation, Expiration: 03/21/2025; Exercise Price: $460.00 (e)	373,554,000	9,000	1,674,000
NVIDIA Corporation, Expiration: 06/20/2025; Exercise Price: $160.00 (e)	150,087,500	12,500	7,125,000
S&P 500 Index, Expiration: 04/17/2025; Exercise Price: $6,200.00 (e)	1,208,106,000	2,000	17,080,000
Uber Technologies, Inc., Expiration: 06/20/2025; Exercise Price: $75.00 (e)	100,275,000	15,000	6,150,000
			57,329,00
Put Options - 0.7%			$–
S&P 500 Index, Expiration: 03/21/2025; Exercise Price: $6,000.00 (e)	483,242,400	800	7,360,000
TOTAL PURCHASED OPTIONS (Cost $69,949,494)			64,689,000

SHORT-TERM INVESTMENTS - 1.2%			Value
Money Market Funds - 1.2%		Shares
First American Treasury Obligations Fund - Class X, 4.31% (f)		13,087,559	13,087,559
TOTAL SHORT-TERM INVESTMENTS (Cost $13,087,559)			13,087,559

TOTAL INVESTMENTS - 99.6% (Cost $1,080,248,312)			1,072,160,934
Other Assets in Excess of Liabilities - 0.4%			4,575,302
TOTAL NET ASSETS - 100.0%			$1,076,736,236
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Aptus Defined Risk ETF
Schedule of Written Options
January 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.8)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.6)%
Amgen, Inc., Expiration: 06/20/2025; Exercise Price: $350.00	$(285,420,000)	(10,000)	$(1,805,000)
Microsoft Corporation, Expiration: 03/21/2025; Exercise Price: $480.00	(373,554,000)	(9,000)	(621,000)
NVIDIA Corporation, Expiration: 06/20/2025; Exercise Price: $220.00	(150,087,500)	(12,500)	(1,518,750)
S&P 500 Index, Expiration: 04/17/2025; Exercise Price: $6,400.00	(604,053,000)	(1,000)	(2,475,000)
Uber Technologies, Inc., Expiration: 06/20/2025; Exercise Price: $100.00	(50,137,500)	(7,500)	(457,500)
Total Call Options			(6,877,250)

Put Options - (0.2)%
S&P 500 Index, Expiration: 03/21/2025; Exercise Price: $5,550.00	(483,242,400)	(800)	(1,788,000)
TOTAL WRITTEN OPTIONS (Premiums received $7,366,233)			$(8,665,250)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Aptus Defined Risk ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$994,384,375	$–	$–	$994,384,375
Purchased Options	–	64,689,000	–	64,689,000
Money Market Funds	13,087,559	–	–	13,087,559
Total Investments	$1,007,471,934	$64,689,000	$–	$1,072,160,934

Liabilities:
Investments:
Written Options	$–	$(8,665,250)	$–	$(8,665,250)
Total Investments	$–	$(8,665,250)	$–	$(8,665,250)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

Transactions With Affiliated Securities

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Aptus Defined Risk ETF
						Change in
						Unrealized
	Value at		Purchases	Proceeds	Net Realized	Appreciation	Value at
Affiliated Issuer	4/30/2024		at Cost	from Sales	Gain (Loss)	(Depreciation)	1/31/2025
Invesco BulletShares 2030 Corporate Bond ETF	$33,788,852		$80,770,635	$(1,500,510)	$64,580	$635,550	$113,759,107
Invesco BulletShares 2031 Corporate Bond ETF	24,138,695		91,037,886	(1,425,381)	104,395	13,441	113,869,036
Invesco BulletShares 2032 Corporate Bond ETF	30,143,061		69,018,756	(1,580,982)	54,534	(280,039)	97,355,330
iShares iBonds Dec 2030 Term Corporate ETF	34,580,746		63,962,661	(1,495,678)	46,941	761,465	97,856,135
iShares iBonds Dec 2031 Term Corporate ETF	44,967,607		70,778,751	(2,113,150)	82,063	565,977	114,281,248
iShares iBonds Dec 2032 Term Corporate ETF	32,514,418		61,241,371	(1,578,245)	101,307	(54,319)	92,224,532
iShares iBonds Dec 2033 Term Corporate ETF	10,219,346		66,395,733	(1,506,605)	45,340	(979,662)	74,174,152
	$210,352,725	*			$499,160	$662,413	$703,519,540

* Value of affiliates as of April 30, 2024 was $131,763,781.